Consolidated Statement of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)	USD ($)	Share capital, fully paid-up [member] INR (₨) shares	Share capital, fully paid-up [member] USD ($) shares	Share premium [member] INR (₨)	Share premium [member] USD ($)	Retained earnings [member] INR (₨)	Retained earnings [member] USD ($)	Share based payment reserve [member] INR (₨)	Share based payment reserve [member] USD ($)	Foreign currency translation reserve [member] INR (₨)		Foreign currency translation reserve [member] USD ($)	[1],[2]	Cash flow hedging reserves [member] INR (₨)	Cash flow hedging reserves [member] USD ($)	Other reserves [member] INR (₨)	Other reserves [member] USD ($)	Equity attributable to the equity holders of the Company [member] INR (₨)	Equity attributable to the equity holders of the Company [member] USD ($)	Non- controlling interest [member] INR (₨)	Non- controlling interest [member] USD ($)
Balance at the beginning of the year at Mar. 31, 2015		₨ 408,815		₨ 4,937		₨ 14,031		₨ 371,478		₨ 1,312		₨ 11,249				₨ 3,550		₨ 624		₨ 407,181		₨ 1,634
Beginning balance, shares at Mar. 31, 2015 | shares	[1]			2,469,043,038	2,469,043,038
Total comprehensive income for the year
Profit for the year		89,567						89,075												89,075		492
Other comprehensive income		2,905										4,867				(1,640)		(408)		2,819		86
Total comprehensive income for the year		92,472						89,075				4,867				(1,640)		(408)		91,894		578
Contributions by and distributions to owners of the Company
Cash dividend paid (including dividend tax thereon)		(35,494)						(35,494)												(35,494)
Issue of equity shares on exercise of options		4		₨ 4		611				(611)										4
Issue of equity shares on exercise of options, shares | shares	[1]			1,670,252	1,670,252
Compensation cost related to employee share based payment		1,587						59		1,528										1,587
Total transactions with owners of the Company		(33,903)		₨ 4		611		(35,435)		917										(33,903)
Total transactions with owners of the Company, shares | shares	[1]			1,670,252	1,670,252
Balance at the end of the year at Mar. 31, 2016		467,384		₨ 4,941		14,642		425,118		2,229		16,116				1,910		216		465,172		2,212
Ending balance, shares at Mar. 31, 2016 | shares	[1]			2,470,713,290	2,470,713,290
Total comprehensive income for the year
Profit for the year		85,143						84,895												84,895		248
Other comprehensive income		2,098										(3,009)				3,996		1,180		2,167		(69)
Total comprehensive income for the year		87,241						84,895				(3,009)				3,996		1,180		87,062		179
Contributions by and distributions to owners of the Company
Cash dividend paid (including dividend tax thereon)		(8,734)						(8,734)												(8,734)
Issue of equity shares on exercise of options						81				(81)
Issue of equity shares on exercise of options, shares | shares	[1]			187,275	187,275
Issue of shares by controlled trust on exercise of options								384		(384)
Buyback of equity shares		(25,000)		₨ (80)		(14,254)		(10,746)										80		(25,000)
Buyback of equity shares, shares | shares	[1]			(40,000,000)	(40,000,000)
Compensation cost related to employee share based payment		1,804						13		1,791										1,804
Total transactions with owners of the Company		(31,930)		₨ (80)		(14,173)		(19,083)		1,326								80		(31,930)
Total transactions with owners of the Company, shares | shares	[1]			(39,812,725)	(39,812,725)
Balance at the end of the year at Mar. 31, 2017		522,695		₨ 4,861		469		490,930		3,555		13,107	[2]			5,906		1,476		520,304		2,391
Ending balance, shares at Mar. 31, 2017 | shares	[1]			2,430,900,565	2,430,900,565
Total comprehensive income for the year
Profit for the year		80,084	$ 1,230					80,081												80,081		3
Other comprehensive income		(3,109)	(48)									3,511	[2]			(6,020)		(616)		(3,125)		16
Total comprehensive income for the year		76,975	1,182					80,081				3,511	[2]			(6,020)		(616)		76,956		19
Contributions by and distributions to owners of the Company
Cash dividend paid (including dividend tax thereon)		(5,420)						(5,420)												(5,420)
Issue of equity shares on exercise of options		24		₨ 8		1,987				(1,971)										24
Issue of equity shares on exercise of options, shares | shares	[1]			3,559,599	3,559,599
Issue of shares by controlled trust on exercise of options								1,182		(1,182)
Buyback of equity shares	[3]	(110,000)		₨ (687)		(1,656)		(108,344)										687		(110,000)
Buyback of equity shares, shares | shares	[1],[3]			(343,750,000)	(343,750,000)
Transaction cost related to buyback		(312)						(312)												(312)
Bonus issue of equity shares				₨ 4,866				(4,866)
Bonus issue of equity shares, shares | shares	[1]			2,433,074,327	2,433,074,327
Compensation cost related to employee share based payment		1,384						14		1,370										1,384
Total transactions with owners of the Company		(114,324)		₨ 4,187		331		(117,746)		(1,783)								687		(114,324)
Total transactions with owners of the Company, shares | shares	[1]			2,092,883,926	2,092,883,926
Balance at the end of the year at Mar. 31, 2018		₨ 485,346	$ 7,454	₨ 9,048	$ 139	₨ 800	$ 12	₨ 453,265	$ 6,962	₨ 1,772	$ 27	₨ 16,618	[2]	$ 255		₨ (114)	$ (2)	₨ 1,547	$ 24	₨ 482,936	$ 7,417	₨ 2,410	$ 37
Ending balance, shares at Mar. 31, 2018 | shares	[1]			4,523,784,491	4,523,784,491

[1]	Includes 14,829,824, 13,728,607 and 23,097,216 treasury shares held as of March 31, 2016, 2017 and 2018, respectively, by a controlled trust. 4,351,775 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2018.
[2]	Foreign currency translation reserve includes ₹2,907 directly associated with assets held for sale.
[3]	Refer Note 18.